Fixed Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,150,602	¥ 21,874,633	¥ 18,657,795
Accumulated depreciation	(1,523,878)	(10,580,285)	(8,030,668)
Fixed assets, net	1,626,724	11,294,348	10,627,127
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,188,175	15,192,502	12,520,942
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	467,696	3,247,212	3,094,551
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	255,283	1,772,428	1,593,090
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,520	45,267	31,450
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	78,704	546,442	433,144
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	45,477	315,745	302,304
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 108,747	¥ 755,037	¥ 682,314